Investments in Associates and Joint Ventures - Summary of Balance Sheet Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Non-current assets	£ 40,474	£ 42,370
Current assets	15,907	16,711
Current liabilities	(26,569)	(19,001)
Non-current liabilities	(26,323)	(35,117)
Net liabilities	(3,489)	(4,963)
Goodwill	5,734	5,965	£ 5,162
Innoviva Inc [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Non-current assets	124	146
Current assets	148	160
Current liabilities	(26)	(16)
Non-current liabilities	(426)	(575)
Net liabilities	(180)	(285)
Interest in associated undertaking	(57)	(84)
Goodwill	86	84
Fair value and other adjustments	118	138
Carrying value at 31 December	£ 147	£ 138